Related Parties - Schedule of Amount Owed to Related Parties (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts owed to related parties	$ 305	$ 665	$ 398
Alexander Bafer, Executive Chairman [Member]
Amounts owed to related parties		20	25
John Textor, Chief Executive Officer and Affiliated Companies [Member]
Amounts owed to related parties		592	304
Other [Member]
Amounts owed to related parties		$ 53	$ 69